                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07843
                                   ---------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               522 Fifth Avenue, New York,                    NY 10036
 -------------------------------------------------------------------------------
         (Address of principal executive offices)            (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   -----------------------------
Date of fiscal year end:   October 31, 2004
                        --------------------------------------------------------

Date of reporting period:  January 31, 2005
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                     JPMORGAN TAX AWARE LARGE CAP VALUE FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)
(Amounts in thousands)

   SHARES       ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS - 99.9%

               COMMON STOCKS -- 99.3%
               AEROSPACE -- 1.6%
         255   Raytheon Co.                                                       $           9,548
               APPAREL -- 1.3%
         230   Jones Apparel Group, Inc.                                                      7,728
               AUTOMOTIVE -- 1.7%
         176   Johnson Controls, Inc.                                                        10,424
               BANKING -- 10.3%
         472   Bank of America Corp.                                                         21,867
         437   North Fork Bancorporation, Inc.                                               12,532
         132   State Street Corp.                                                             5,915
         156   The Bank of New York Co., Inc.                                                 4,638
         265   U.S. Bancorp                                                                   7,954
         144   Wells Fargo & Co.                                                              8,797
                                                                                  -----------------
                                                                                             61,703
               BUSINESS SERVICES -- 1.8%
         422   Accenture LTD (Bermuda), Class A *                                            10,996
               CHEMICALS -- 2.0%
         273   Praxair, Inc.                                                                 11,789
               COMPUTER SOFTWARE -- 1.0%
         225   Microsoft Corp.                                                                5,913
               COMPUTERS/COMPUTER HARDWARE -- 1.9%
         587   Hewlett-Packard Co.                                                           11,497
               CONSTRUCTION MATERIALS -- 3.5%
         353   American Standard Companies, Inc. *                                           14,118
         122   Lafarge North America, Inc.                                                    6,617
                                                                                  -----------------
                                                                                             20,735

               CONSUMER PRODUCTS -- 2.1%
         198   Altria Group, Inc.                                                            12,640
               DIVERSIFIED -- 8.3%
         905   General Electric Co.                                                          32,694
         459   Tyco International LTD (Bermuda)                                              16,603
                                                                                  -----------------
                                                                                             49,297

               ENVIRONMENTAL SERVICES -- 0.3%
          87   Nalco Holding Co. *                                                            1,689
               FINANCIAL SERVICES -- 13.6%
         263   CIT Group, Inc.                                                               10,629
         596   Citigroup, Inc.                                                               29,251
         186   Freddie Mac                                                                   12,171
          86   Goldman Sachs Group, Inc.                                                      9,243
         114   MBNA Corp.                                                                     3,030
         143   Merrill Lynch & Co., Inc.                                                      8,590
         140   Morgan Stanley                                                                 7,834
                                                                                  -----------------

                                                                                             80,748
               FOOD/BEVERAGE PRODUCTS -- 2.5%
         253   Kraft Foods, Inc., Class A                                                     8,594
         155   The Coca-Cola Co.                                                              6,439
                                                                                  -----------------
                                                                                             15,033

               HEALTH CARE/HEALTH CARE SERVICES -- 0.7%
         130   Boston Scientific Corp. *                                                      4,285

               INSURANCE -- 6.6%
         123   AMBAC Financial Group, Inc.                                                    9,471
          88   American International Group, Inc.                                             5,834
         217   RenaissanceRe Holdings LTD (Bermuda)                                          10,905
         110   Torchmark Corp.                                                                5,979
         187   Willis Group Holdings LTD (United Kingdom)                                     7,249
                                                                                  -----------------
                                                                                             39,438

               MANUFACTURING -- 1.2%
         200   Honeywell International, Inc.                                                  7,192
               METALS/MINING -- 1.1%
         225   Alcoa, Inc.                                                                    6,643
               MULTI-MEDIA -- 5.3%
         300   Comcast Corp., Special Class A *                                               9,486
         149   Gannett Co., Inc.                                                             11,942
         279   Viacom, Inc., Class B                                                         10,418
                                                                                  -----------------
                                                                                             31,846

               OIL & GAS -- 10.7%
         227   ChevronTexaco Corp.                                                           12,337
         150   ConocoPhillips                                                                13,909
         173   Devon Energy Corp.                                                             7,052
         520   Exxon Mobil Corp.                                                             26,828
         101   GlobalSantaFe Corp.                                                            3,557
                                                                                  -----------------
                                                                                             63,683

               PHARMACEUTICALS -- 4.6%
         192   GlaxoSmithKline PLC (United Kingdom), ADR                                      8,562
         156   Johnson & Johnson                                                             10,112
         198   Pfizer, Inc.                                                                   4,791
         107   Wyeth                                                                          4,224
                                                                                  -----------------
                                                                                             27,689

               RESTAURANTS/FOOD SERVICES -- 1.9%
         352   McDonald's Corp.                                                              11,392
               RETAILING -- 5.0%
          72   AutoZone, Inc. *                                                               6,381
         186   CVS Corp.                                                                      8,603
         340   The TJX Companies, Inc.                                                        8,501
          93   Whirlpool Corp.                                                                6,348
                                                                                  -----------------
                                                                                             29,833

               TELECOMMUNICATIONS -- 4.0%
         359   SBC Communications, Inc.                                                       8,541
         424   Verizon Communications, Inc.                                                  15,084
                                                                                  -----------------
                                                                                             23,625
               TEXTILES -- 1.0%
          67   Mohawk Industries, Inc. *                                                      5,930

                UTILITIES -- 5.3%
          93    Dominion Resources, Inc.                                                      6,452
          97    Entergy Corp.                                                                 6,716
         124    FPL Group, Inc.                                                               9,465
         164    PPL Corp.                                                                     8,856
                                                                                  -----------------
                                                                                             31,489
                -----------------------------------------------------------------------------------
                Total Common Stocks                                                         592,785
                (Cost $522,760)
                -----------------------------------------------------------------------------------
                CONVERTIBLE PREFERRED STOCK -- 0.6%
                FINANCIAL SERVICES - 0.6%
            0^^ Fannie Mae, 5.38%                                                             3,623
                (Cost $3,500)
                -----------------------------------------------------------------------------------

                SHORT - TERM INVESTMENTS - 0.0% ^

                MONEY MARKET FUND -- 0.0% ^

          38    JPMorgan Prime Money Market Fund (a)                                             38
                (Cost $38)
                -----------------------------------------------------------------------------------

                TOTAL INVESTMENTS -- 99.9%                                        $         596,446
                (COST $526,298)
                OTHER ASSETS IN EXCESS OF LIABILITIES  --   0.1%                                654
                -----------------------------------------------------------------------------------
                NET ASSETS  --   100.0%                                           $         597,100
                -----------------------------------------------------------------------------------

                Percentages indicated are based on net assets.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows (amounts in thousands):

                    GROSS             GROSS         NET UNREALIZED
  AGGREGATE       UNREALIZED        UNREALIZED       APPRECIATION
     COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------
$   526,298      $     83,506      $    (13,358)    $       70,148

Abbreviations:

*     -    Non-income producing security.
ADR   -    American Depositary Receipt.
^     -    Amount rounds to less than 0.1%.
^^    -    Amount rounds to less than one thousand
(a)   -    Affiliated. Money market fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                     JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)
(Amounts in thousands)

   SHARES       ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
                LONG - TERM INVESTMENTS - 99.0%

                COMMON STOCKS -- 99.0%
                ADVERTISING -- 1.1%
          12    Getty Images, Inc. *                                              $             843
          28    Lamar Advertising Co., Class A *                                              1,182
                                                                                  -----------------
                                                                                              2,025

                AEROSPACE -- 1.3%
          11    General Dynamics Corp.                                                        1,146
          21    Lockheed Martin Corp.                                                         1,191
                                                                                  -----------------
                                                                                              2,337

                BIOTECHNOLOGY -- 3.6%
          33    Amgen, Inc. *                                                                 2,073
          32    Biogen Idec, Inc. *                                                           2,046
          13    Genentech, Inc. *                                                               639
          27    Gilead Sciences, Inc. *                                                         887
          39    Medimmune, Inc. *                                                               920
                                                                                  -----------------
                                                                                              6,565

                BUSINESS SERVICES -- 7.5%
          40    Accenture LTD (Bermuda), Class A *                                            1,034
          41    Affiliated Computer Services, Inc., Class A *                                 2,201
          33    Apollo Group, Inc., Class A *                                                 2,558
          49    Automatic Data Processing, Inc.                                               2,144
          24    ChoicePoint, Inc. *                                                           1,099
          22    Cintas Corp.                                                                    935
          34    Iron Mountain, Inc. *                                                           950
          30    Robert Half International, Inc.                                                 910
          40    SunGard Data Systems, Inc. *                                                  1,086
          10    The Corporate Executive Board Co.                                               645
                                                                                  -----------------
                                                                                             13,562

                CHEMICALS -- 0.7%
          28    Praxair, Inc.                                                                 1,213

                COMPUTER NETWORKS -- 3.0%
         217    Cisco Systems, Inc. *                                                         3,913
          57    Juniper Networks, Inc. *                                                      1,440
                                                                                  -----------------
                                                                                              5,353

                COMPUTER SOFTWARE -- 5.7%
          13    Intuit, Inc. *                                                                  491
         268    Microsoft Corp.                                                               7,046
         128    Oracle Corp. *                                                                1,767
          24    SAP AG (Germany), ADR                                                           937
                                                                                  -----------------
                                                                                             10,241

                COMPUTERS/COMPUTER HARDWARE -- 3.9%
         112    Dell, Inc. *                                                                  4,677
          90    EMC Corp. *                                                                   1,184
          16    Research In Motion LTD (Canada) *                                             1,155
                                                                                  -----------------
                                                                                              7,016

                CONSUMER PRODUCTS -- 4.3%
          95    Procter & Gamble Co.                                                          5,046
          53    The Gillette Co.                                                              2,673
                                                                                  -----------------
                                                                                              7,719

                CONSUMER SERVICES -- 0.6%
          35    Education Management Corp. *                                                  1,105
                DIVERSIFIED -- 3.2%
          98    General Electric Co.                                                          3,548
          60    Tyco International LTD (Bermuda)                                              2,176
                                                                                  -----------------
                                                                                              5,724

                ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.5%
          67    PerkinElmer, Inc.                                                             1,531
          65    Symbol Technologies, Inc.                                                     1,182
                                                                                  -----------------
                                                                                              2,713

                ENTERTAINMENT/LEISURE -- 1.4%
          30    Carnival Corp.                                                                1,699
          26    International Game Technology                                                   814
                                                                                  -----------------
                                                                                              2,513

                FINANCIAL SERVICES -- 5.9%
           8    Chicago Mercantile Exchange                                                   1,755
          39    Freddie Mac                                                                   2,527
           9    Legg Mason, Inc.                                                                676
          39    Morgan Stanley                                                                2,154
          44    Providian Financial Corp. *                                                     726
         119    The Charles Schwab Corp.                                                      1,332
          22    The First Marblehead Corp. *                                                  1,383
                                                                                  -----------------
                                                                                             10,553

                FOOD/BEVERAGE PRODUCTS -- 2.8%
          34    Sysco Corp.                                                                   1,196
          90    The Coca-Cola Co.                                                             3,717
                                                                                  -----------------
                                                                                              4,913

                HEALTH CARE/HEALTH CARE SERVICES -- 6.2%
          46    Baxter International, Inc.                                                    1,546
          40    Boston Scientific Corp. *                                                     1,319
          45    Cytyc Corp. *                                                                 1,122
          33    Guidant Corp.                                                                 2,399
          38    Laboratory Corp. of America Holdings *                                        1,833
          34    UnitedHealth Group, Inc.                                                      3,023
                                                                                  -----------------
                                                                                             11,242

                INSURANCE -- 2.4%
           9    AMBAC Financial Group, Inc.                                                     661
          39    American International Group, Inc.                                            2,579
          27    Willis Group Holdings LTD (United Kingdom)                                    1,029
                                                                                  -----------------
                                                                                              4,269

                INTERNET SERVICES/SOFTWARE -- 4.1%
          31    eBay, Inc. *                                                                  2,518

           6    Google, Inc., Class A *                                                       1,219
          41    VeriSign, Inc. *                                                              1,059
          73    Yahoo!, Inc. *                                                                2,567
                                                                                  -----------------
                                                                                              7,363

                MULTI-MEDIA -- 2.7%
          33    EchoStar Communications Corp., Class A                                        1,010
         168    Liberty Media Corp., Class A *                                                1,758
          16    The E.W. Scripps Co., Class A                                                   737
          33    Viacom, Inc., Class B                                                         1,232
                                                                                  -----------------
                                                                                              4,737

                OFFICE/BUSINESS EQUIPMENT -- 0.7%
          81    Xerox Corp. *                                                                 1,293
                OIL & GAS -- 2.7%
          25    Anadarko Petroleum Corp.                                                      1,629
          17    Newfield Exploration Co. *                                                    1,065
          37    Smith International, Inc. *                                                   2,190
                                                                                  -----------------
                                                                                              4,884

                PHARMACEUTICALS -- 11.0%
          32    Abbott Laboratories                                                           1,427
          21    Eli Lilly & Co.                                                               1,155
          26    Forest Laboratories, Inc. *                                                   1,071
         115    Johnson & Johnson                                                             7,414
          18    OSI Pharmaceuticals, Inc. *                                                   1,159
         190    Pfizer, Inc.                                                                  4,598
          75    Schering-Plough Corp.                                                         1,383
          29    Sepracor, Inc. *                                                              1,681
                                                                                  -----------------
                                                                                             19,888

                RETAILING -- 8.3%
          31    CDW Corp.                                                                     1,819
          24    CVS Corp.                                                                     1,108
         103    Home Depot, Inc.                                                              4,258
          25    Kohl's Corp. *                                                                1,180
          36    MSC Industrial Direct Co., Class A                                            1,260
          35    PETsMART, Inc.                                                                1,052
          52    Staples, Inc.                                                                 1,716
          50    Target Corp.                                                                  2,559
                                                                                  -----------------
                                                                                             14,952

                RETAILING - FOOD & STAPLES -- 2.3%
          11    Costco Wholesale Corp.                                                          539
          69    Wal-Mart Stores, Inc.                                                         3,600
                                                                                  -----------------
                                                                                              4,139

                SEMI-CONDUCTORS -- 4.6%
          66    Altera Corp. *                                                                1,275
          45    Analog Devices, Inc.                                                          1,615
          59    Applied Materials, Inc. *                                                       932
         155    Intel Corp.                                                                   3,486
          25    Linear Technology Corp.                                                         944
                                                                                  -----------------
                                                                                              8,252

                SHIPPING/TRANSPORTATION -- 1.2%
          17    Expeditors International of Washington, Inc.                                    971

          17    United Parcel Service, Inc., Class B                                          1,255
                                                                                  -----------------
                                                                                              2,226

                STEEL -- 0.5%
          16    United States Steel Corp.                                                       850
                TELECOMMUNICATIONS -- 4.5%
         138    Crown Castle International Corp. *                                            2,258
          59    Nextel Communications, Inc., Class A *                                        1,701
          81    QUALCOMM, Inc.                                                                3,024
          49    Sprint Corp. - FON Group                                                      1,161
                                                                                  -----------------
                                                                                              8,144

                TELECOMMUNICATIONS EQUIPMENT -- 1.3%
         104    Corning, Inc. *                                                               1,139
          81    Motorola, Inc.                                                                1,270
                                                                                  -----------------
                                                                                              2,409
                -----------------------------------------------------------------------------------

                Total Common Stocks                                                         178,200
                (Cost $151,953)
                -----------------------------------------------------------------------------------

                SHORT - TERM INVESTMENT - 0.0%^

                MONEY MARKET FUND -- 0.0%^
          22    JPMorgan Prime Money Market Fund (a)                                             22
                (Cost $22)
                -----------------------------------------------------------------------------------

                TOTAL INVESTMENTS -- 99.0%                                        $         178,222
                (COST $151,975)
                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                                 1,763
                -----------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                              $         179,985
                -----------------------------------------------------------------------------------

                Percentages indicated are based on net assets of $179,985.

                For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows (amounts in thousands):

                                    GROSS             GROSS         NET UNREALIZED
                  AGGREGATE       UNREALIZED        UNREALIZED       APPRECIATION
                     COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
                ------------------------------------------------------------------
                $   151,975      $     30,030      $     (3,783)    $       26,247

Abbreviations:

*     -   Non-income producing security.
^     -   Amount rounds to less than 0.1%
(a)   -   Affiliated. Money market fund registered under the
          Investment Company Act of 1940, as amended and advised
          by JPMorgan Investment Management, Inc.
ADR   -   American Depository Receipt.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                       JPMORGAN INTERNATIONAL EQUITY FUND

              (FORMERLY JPMORGAN FLEMING INTERNATIONAL EQUITY FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY JPMORGAN FLEMING INTERNATIONAL EQUITY FUND)
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)

   SHARES       ISSUER                                                                 VALUE
---------------------------------------------------------------------------------------------------
                LONG - TERM INVESTMENTS - 95.6%

                COMMON STOCKS -- 95.6%
                AUSTRALIA -- 1.0%
   1,298,100    BHP Billiton LTD (f)                                              $      16,526,079
                BELGIUM -- 2.0%
     854,320    Dexia (f)                                                                19,160,014
     455,490    Fortis (f) (l)                                                           12,320,958
                                                                                  -----------------
                                                                                         31,480,972

                BRAZIL -- 1.4%
     728,591    Cia Vale do Rio Doce, ADR                                                22,039,878
                FINLAND -- 1.0%
   1,080,656    Nokia OYJ (f)                                                            16,532,915
                FRANCE -- 11.4%
     812,144    AXA (f) (l)                                                              19,721,692
     326,046    BNP Paribas (f) (l)                                                      23,520,949
     427,322    Compagnie de Saint-Gobain (f)                                            26,394,714
     254,372    Dassault Systemes SA (f)                                                 11,857,261
     225,264    Imerys SA (f)                                                            18,836,129
     161,000    Lafarge SA (f) (l)                                                       16,621,390
     295,557    Total SA (f) (l)                                                         63,529,626
                                                                                  -----------------
                                                                                        180,481,761

                GERMANY -- 4.9%
     184,830    BASF AG (f)                                                              12,647,157
     457,692    Bayerische Motoren Werke AG (f) (l)                                      19,292,802
     614,714    Deutsche Post AG (f)                                                     14,241,791
     181,280    Schering AG (f)                                                          12,237,294
     237,701    Siemens AG (f) (l)                                                       18,987,816
                                                                                  -----------------
                                                                                         77,406,860

                HONG KONG -- 3.1%
   2,950,800    HSBC Holdings PLC (Hong Kong Registered Shares) (f)                      48,949,570
                IRELAND -- 0.8%
     828,800    Bank of Ireland (f)                                                      13,180,444
                ITALY -- 4.5%
   2,194,999    ENI SPA (f)                                                              53,527,972
   5,630,945    Telecom Italia SPA (f)                                                   18,074,921
                                                                                  -----------------
                                                                                         71,602,893

                JAPAN -- 18.3%
     482,300    Canon, Inc. (f)                                                          25,186,127
     499,800    Chugai Pharmaceutical Co., LTD (f)                                        7,892,182
     217,700    Credit Saison Co., LTD (f)                                                7,391,888
     500,000    Daikin Industries LTD (f)                                                13,468,433
     160,900    Fanuc LTD (f)                                                            10,853,138
      58,100    Hirose Electric Co., LTD (f) (l)                                          6,163,494
     429,900    Honda Motor Co., LTD (f)                                                 22,479,134

     156,400    Hoya Corp. (f)                                                           16,125,061
     392,000    Kao Corp. (f) (l)                                                         9,111,812
     615,000    Matsushita Electric Industrial Co., LTD (f)                               9,135,688
   1,041,600    Mitsubishi Corp. (f)                                                     12,237,941
       1,960    Mitsubishi Tokyo Financial Group, Inc. (f)                               18,543,863
   2,133,000    Nikko Cordial Corp. (f) (l)                                              10,081,763
      84,200    Nintendo Co., LTD (f)                                                     9,554,651
       1,632    Nippon Telegraph & Telephone Corp. (f)                                    6,865,976
     290,500    Nitto Denko Corp. (f)                                                    15,466,569
          60    ORIX Corp. (f)                                                                7,951
     257,500    Secom Co., LTD (f)                                                       10,241,034
     529,000    Sharp Corp. (f) (l)                                                       8,105,930
     361,000    Shin-Etsu Chemical Co., LTD (f)                                          14,271,686
      93,500    SMC Corp. (f)                                                            10,918,884
   2,104,000    Sumitomo Corp. (f)                                                       18,045,824
     116,910    Takefuji Corp. (f)                                                        8,204,180
     529,100    Yamanouchi Pharmaceutical Co., LTD (f)                                   19,243,509
                                                                                  -----------------
                                                                                        289,596,718

                MEXICO -- 0.8%
     224,300    Fomento Economico Mexicano SA de CV, ADR                                 12,058,368

                RUSSIA -- 0.0%^
     151,499    YUKOS, ADR *                                                                315,118
                SOUTH KOREA -- 1.9%
      68,023    POSCO, ADR                                                                3,061,035
      64,780    Samsung Electronics Co., LTD, GDR                                        15,541,811
      17,110    Samsung Electronics Co., LTD, GDR, #                                      4,129,425
     332,730    SK Telecom Co., LTD, ADR                                                  6,641,291
                                                                                  -----------------
                                                                                         29,373,562

                SPAIN -- 2.5%
     369,686    Altadis SA (f) (l)                                                       16,139,574
     347,903    Banco Popular Espanol (f) (l)                                            23,083,996
                                                                                  -----------------
                                                                                         39,223,570

                SWEDEN -- 0.9%
   5,057,000    Telefonaktiebolaget LM Ericsson, B Shares * (f)                          14,849,073

                SWITZERLAND -- 10.7%
     390,700    Adecco SA (f)                                                            20,305,215
     304,260    Holcim LTD (f)                                                           19,031,476
     105,640    Nestle SA (f)                                                            27,750,492
     621,270    Novartis AG (f)                                                          29,823,177
     227,200    Roche Holding AG (f)                                                     24,236,960
     396,900    UBS AG (f)                                                               32,272,778
      96,769    Zurich Financial Services AG (f)                                         16,100,733
                                                                                  -----------------
                                                                                        169,520,831

                THE NETHERLANDS -- 4.7%
     822,665    ABN AMRO Holding NV (f)                                                  22,291,978
     455,978    ING Groep NV (f)                                                         13,148,373
     569,403    Koninklijke Philips Electronics NV (f)                                   14,873,587
     972,330    Reed Elsevier NV (f)                                                     13,114,744
     617,380    Wolters Kluwer NV (f)                                                    11,145,093
                                                                                  -----------------

                                                                                         74,573,775

                UNITED KINGDOM -- 25.1%
   1,175,560    Allied Domecq PLC (f)                                                    10,890,761
     903,536    Aviva PLC (f)                                                            10,832,597
   2,557,112    Barclays PLC (f)                                                         28,078,925
   3,102,630    BG Group PLC (f)                                                         21,213,481
   3,525,149    Centrica PLC (f)                                                         15,520,063
   1,780,416    GlaxoSmithKline PLC (f)                                                  39,383,904
     750,665    Intercontinental Hotels Group PLC                                         9,450,660
   3,261,530    Kingfisher PLC (f)                                                       18,787,380
   1,674,786    National Grid Transco PLC (f)                                            16,317,314
     494,650    Reckitt Benckiser PLC (f)                                                14,725,595
     809,320    Royal Bank of Scotland Group PLC (f)                                     26,873,388
     633,187    Schroders PLC (Non-Voting Shares) (f)                                     8,127,343
     110,000    Schroders PLC (f)                                                         1,551,817
   1,449,051    Smith & Nephew PLC (f)                                                   14,194,174
     888,960    Standard Chartered PLC (f)                                               16,341,889
   4,738,503    Tesco PLC (f)                                                            27,561,442
     940,806    The British Land Co., PLC (f)                                            15,281,275
  19,061,585    Vodafone Group PLC                                                       49,270,099
   6,499,301    William Morrison Supermarkets PLC (f)                                    24,691,455
   1,336,630    Wolseley PLC (f)                                                         27,722,819
                                                                                  -----------------
                                                                                        396,816,381

                UNITED STATES -- 0.6%
     531,334    News Corp., LTD, Class B (l)                                              9,305,715
                -----------------------------------------------------------------------------------

                Total Common Stocks                                                   1,513,834,483
                (Cost $1,199,720,934)
                -----------------------------------------------------------------------------------

                TOTAL INVESTMENTS -- 95.6%                                        $   1,513,834,483
                (COST $1,199,720,934)
                OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.4%                            70,050,920
                -----------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                              $   1,583,885,403
                -----------------------------------------------------------------------------------

                Percentages indicated are based on net assets.

                   SHARES                                                                      VALUE
                ----------------------------------------------------------------------------------------
                                COLLATERAL INVESTMENTS
                                MONEY MARKET FUNDS (c)
                      990,447   Morgan Stanley Institutional Liquidity Money Market Fund   $     990,447
                   76,000,000   Barclays Global Investors Prime Money Market Fund             76,000,000

                  PRINCIPAL
                   AMOUNT
                    (USD)
                ----------------------------------------------------------------------------------------
                                REPURCHASE AGREEMENT (c)
                $  88,821,153   Bank of America Securities LLC., 2.52%, dated 01/31/05,
                                due 02/01/05, proceeds $88,827,370 secured by U.S.
                                Government Agency Securities.                                 88,821,153
                                                                                           -------------
                                                                                           $ 165,811,600
                                                                                           -------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005.

The following represents the allocations by industry for common stocks and other investments based on net assets:

 INDUSTRY                          PERCENTAGE
---------------------------------------------
Banking                                  18.0
Oil & Gas                                 8.7
Pharmaceuticals                           8.4
Telecommunications                        8.3
Construction                              6.0
Electronics/Electrical Equipment          5.7
Insurance                                 3.8
Distribution                              3.7
Food/Beverage Products                    3.2
Retailing                                 2.9
Chemicals                                 2.7
Automotive                                2.6
Consumer Products                         2.5
Metals/Mining                             2.4
Financial Services                        2.2
Utilities                                 2.0
Health Care/Health Care Services          1.9
Office/Business Equipment                 1.6
Retailing - Food & Staples                1.6
Business Services                         1.3
Multi-Media                               1.3
Real Estate                               1.0
Other (below 1%)                          3.8
---------------------------------------------
Grand Total                              95.6
---------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows (amounts in thousands):


                       GROSS           GROSS        NET UNREALIZED
  AGGREGATE          UNREALIZED      UNREALIZED      APPRECIATION
     COST           APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------
$ 1,199,720,934    $ 323,954,382    $ (9,840,833)   $ 314,113,549

Abbreviations:
*     -    Non-income producing security.
#     -    All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
^     -    Amount rounds to less than 0.1%
(c)   -    Investment of cash collateral for portfolio securities on loan.
(f)   -    Fair valued investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

           FUND                                            MARKET VALUE       PERCENTAGE
           ----                                          ---------------      ----------
           International Equity Fund                     $ 1,382,021,083          87.26%

(l)   -    Security, or portion of a security, has been delivered to
           counterparty as part of security lending transaction.
ADR   -    American Depositary Receipt.
GDR   -    Global Depositary Receipt.
USD   -    United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   J.P. Morgan Mutual Fund Select Group
            --------------------------------------------------------------------

By (Signature and Title)       /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                               Stephanie J. Dorsey, Treasurer

Date March 28, 2005
    ------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                               Stephanie J. Dorsey, Treasurer

Date March 28, 2005
    ------------------------------

By (Signature and Title)  /s/ George C.W. Gatch
                        --------------------------------------------------------
                               George C.W. Gatch, President

Date March 28, 2005
    ------------------------------